Derivative and Hedging Activities - Schedule of Derivatives Instruments in Balance Sheet Location (Details) - Interest Rate Contract [Member] - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Derivatives, Fair Value [Line Items]
Interest rate contracts	$ 23,629	$ 8,880
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets	Other Assets
Interest rate contracts	$ 0	$ 0
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities	Other Liabilities